Share-based payments - Warrants (Details)											3 Months Ended
	Sep. 16, 2024 $ / shares shares	Dec. 21, 2023 $ / shares shares	Sep. 20, 2023 $ / shares shares	Aug. 02, 2023 $ / shares shares	Jun. 16, 2023 $ / shares shares	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Aug. 05, 2022 $ / shares shares	Nov. 23, 2020 $ / shares shares	Nov. 30, 2024 shares	Sep. 16, 2024 $ / shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Nov. 23, 2020 $ / shares
Share-based payments
Number of warrants to purchase voting common shares issued	18,896	1,023	2,763	3,662	3,659	2,826	3,520	4,108	371	1,125	377,778
Warrants term	5 years	5 years	3 years	3 years	3 years	3 years	3 years	3 years	4 years	5 years
Exercise price of warrants | (per share)	$ 11.25	$ 141.75	$ 546.75	$ 546.75	$ 546.75	$ 568.35	$ 568.35	$ 568.35	$ 1,457.03	$ 1,687.5		$ 15.29	$ 191.23	$ 141.75	$ 191.23	$ 734.4	$ 724.95	$ 722.25	$ 761.4	$ 765.45	$ 760.05	$ 2,276.61